Recent accounting pronouncements and future accounting policy changes	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Recent accounting pronouncements and future accounting policy changes	Recent accounting pronouncements and future accounting policy changes:
The following is an overview of accounting standard changes that the Corporation will be required to adopt in future years. The Corporation expects to adopt these standards as at their effective dates and will continue to evaluate the impact of these standards on the consolidated financial statements.
(a)    Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
On January 23, 2020, the IASB issued amendments to IAS 1 Presentation of Financial Statements (the "2020 amendments"), to clarify the classification of liabilities as current or non-current. On October 31, 2022, the IASB issued Non-current Liabilities with Covenants (Amendments to IAS 1) (the “2022 amendments”), to improve the information a company provides about long-term debt with covenants.
For the purposes of non-current classification, the 2020 amendments and the 2022 amendments (collectively "the amendments") removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must have substance and exist at the end of the reporting period.
The amendments reconfirmed that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current. Covenants with which a company must comply after the reporting date do not affect a liability’s classification at that date. The amendments also clarify how a company classifies a liability that includes a counterparty conversion option. The amendments state that:
•settlement of a liability includes transferring a company’s own equity instruments to the counterparty, and
•when classifying liabilities as current or non-current a company can ignore only those conversion options that are recognized as equity.
The amendments are effective for annual periods beginning on or after January 1, 2024. Early adoption is permitted. A company that applies the 2020 amendments early is required to also apply the 2022 amendments. The extent of the impact of adoption of the Amendments to IAS 1 has not yet been determined.
(b)    Definition of Accounting Estimates (Amendments to IAS 8)
On February 12, 2021, the IASB issued Definition of Accounting Estimates (Amendments to IAS 8).
The amendments introduce a new definition for accounting estimates, clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty. The amendments also clarify the relationship between accounting policies and accounting estimates by specifying that a company develops an accounting estimate to achieve the objective set out by an accounting policy.
The amendments are effective for annual periods beginning on or after January 1, 2023. Early adoption is permitted. The extent of the impact of adoption of Amendments to IAS 8 is not expected to have a material impact on the Corporation's financial statements.
(c)    Disclosure Initiative – Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
On February 12, 2021, the IASB issued Disclosure Initiative – Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements).
The amendments help companies provide useful accounting policy disclosures. The key amendments include:
•requiring companies to disclose their material accounting policies rather than their significant accounting policies;
•clarifying that accounting policies related to immaterial transactions, other events or conditions are themselves immaterial and as such need not be disclosed; and
•clarifying that not all accounting policies that relate to material transactions, other events or conditions are themselves material to a company’s financial statements.
6.     Recent accounting pronouncements and future accounting policy changes (cont'd):
(c)    Disclosure Initiative – Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) (cont'd)
The amendments are effective for annual periods beginning on or after January 1, 2023. Early adoption is permitted. The extent of the impact of adoption of the amendments to IAS 1 and IFRS Practice Statement 2 is not expected to have a material impact on the Corporation's financial statements.